UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Automobiles — 0.1%
General Motors Co. (a)		11,370	$388,854

Building Products — 0.1%
Masonite Worldwide Holdings (a)		5,365	198,505
Nortek, Inc. (a)		2,145	87,945

			286,450

Capital Markets — 0.2%
E*Trade Financial Corp. (a)		29,600	436,600

Chemicals — 0.1%
LyondellBasell Industries NV, Class B (a)		4,885	142,642
Wellman Holdings, Inc. (a)		1,522	76

			142,718

Commercial Services & Supplies — 0.1%
Air Lease Corp. (a)(b)		12,900	264,450

Communications Equipment — 0.6%
Loral Space & Communications Ltd. (a)		20,518	1,499,456

Diversified Financial Services — 0.2%
Bank of America Corp.		57,000	624,150
Citigroup, Inc. (a)		1	4

			624,154

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)		70,784	1,416

Food Products — 0.1%
Zhongpin, Inc. (a)		7,156	136,751

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)		1,099	4,011

Household Durables — 0.1%
Beazer Homes USA, Inc. (a)		94,500	393,120

Machinery — 0.0%
Accuride Corp. (a)		2,271	26,342

Media — 0.5%
Charter Communications, Inc. (a)		16,555	554,924
Gray Television, Inc. (a)		162,000	322,380
Sinclair Broadcast Group, Inc., Class A (a)		50,000	387,500

			1,264,804

Common Stocks	Shares		Value

Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd. (a)		122,117	$299,776
Ainsworth Lumber Co. Ltd. (a)(b)		140,415	344,694
Western Forest Products, Inc. (a)		158,023	78,507
Western Forest Products, Inc. (a)(b)		45,762	22,735

			745,712

Road & Rail — 0.2%
Dollar Thrifty Automotive Group, Inc. (a)		10,500	482,160

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., Class A (a)		45,165	892,912
SunPower Corp., Class B (a)		778	8,928

			901,840

Software — 0.2%
Bankruptcy Management Solutions, Inc. (a)		501	250
HMH Holdings/EduMedia (a)		91,749	458,743
TiVo, Inc. (a)		20,295	166,825

			625,818

Wireless Telecommunication Services — 0.1%
FiberTower Corp. (a)		76,542	333,723

Total Common Stocks – 3.2%			8,558,379

Corporate Bonds	Par (000)

Aerospace & Defense — 0.3%
DynCorp International, Inc., 10.38%, 7/01/17 (b)	USD	230	233,450
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		540	602,775

			836,225

Air Freight & Logistics — 0.6%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		748	748,079
Series 2, 12.38%, 10/08/15		748	748,079

			1,496,158

Airlines — 3.0%
Air Canada, 9.25%, 8/01/15 (b)		1,060	1,107,700

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
ETN	Exchange Traded Notes
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
MTN	Medium Term Notes
USD	US Dollar

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Airlines (concluded)
American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13	USD	400	$419,000
American Airlines, Inc., 10.50%, 10/15/12		940	1,026,950
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)		630	648,112
Series 1997-4-B, 6.90%, 7/02/18		522	517,960
Series 2001-1-C, 7.03%, 12/15/12		250	254,246
Series 2010-1-B, 6.00%, 7/12/20 (c)		500	505,000
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		1,045	1,136,723
United Air Lines, Inc., 12.75%, 7/15/12		2,082	2,336,506

			7,952,197

Auto Components — 1.4%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		230	248,975
11.25%, 11/01/15 (d)		177	192,045
Delphi International Holdings Unsecured, 12.00%, 10/06/14		91	94,293
Icahn Enterprises LP:
4.00%, 8/15/13 (b)(e)(f)		255	246,713
8.00%, 1/15/18		3,035	3,012,237

			3,794,263

Beverages — 0.2%
Cott Beverages, Inc., 8.13%, 9/01/18		264	282,480
Crown European Holdings SA, 7.13%, 8/15/18 (b)	EUR	245	325,176

			607,656

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	USD	533	537,545

Building Products — 3.0%
Associated Materials LLC, 9.13%, 11/01/17 (b)		490	499,800
Building Materials Corp. of America (b):
6.88%, 8/15/18		530	519,400
7.00%, 2/15/20		620	638,600
Momentive Performance Materials, Inc., 9.00%, 1/15/21 (b)		1,280	1,273,600
Nortek, Inc.:
11.00%, 12/01/13		2,395	2,520,246
10.00%, 12/01/18 (b)		1,060	1,060,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,490	1,579,400

			8,091,046

Capital Markets — 0.6%
American Capital Ltd., 8.96%, 12/31/13		510	529,921
E*Trade Financial Corp. (e)(g):
3.43%, 8/31/19 (b)		244	348,005
Series A, 3.65%, 8/31/19		7	9,984

Corporate Bonds	Par (000)		Value

Capital Markets (concluded)
KKR Group Finance Co., 6.38%, 9/29/20 (b)	USD	650	$660,831

			1,548,741

Chemicals — 3.7%
American Pacific Corp., 9.00%, 2/01/15		880	881,100
CF Industries, Inc.:
6.88%, 5/01/18		440	482,900
7.13%, 5/01/20		780	872,625
Chemtura Corp., 7.88%, 9/01/18 (b)		530	560,475
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		165	174,900
Hexion U.S. Finance Corp.:
8.88%, 2/01/18		765	787,950
9.00%, 11/15/20 (b)		370	367,225
Huntsman International LLC (b):
6.88%, 11/15/13	EUR	280	367,087
8.63%, 3/15/21	USD	500	530,000
Ineos Finance Plc, 9.00%, 5/15/15 (b)		420	434,700
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,260	1,319,850
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)		555	597,319
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)		275	273,625
PolyOne Corp., 7.38%, 9/15/20		215	219,837
Rhodia SA, 6.88%, 9/15/20 (b)		765	780,300
TPC Group LLC, 8.25%, 10/01/17 (b)		335	344,212
Wellman Holdings, Inc., Subordinate Note (e):
(Second Lien), 10.00%, 1/29/19 (b)		844	734,280
(Third Lien), 5.00%, 1/29/19 (d)		276	107,749

			9,836,134

Commercial Banks — 2.9%
CIT Group, Inc.:
7.00%, 5/01/16		3,066	3,012,822
7.00%, 5/01/17		4,760	4,641,078
Glitnir Banki HF (a)(h):
4.76%, 4/20/10 (b)		111	33,577
6.38%, 9/25/12 (b)		500	151,250
Series EMTN, 5.07%, 1/27/10	EUR	50	19,471
Series EMTN, 3.00%, 6/30/10		45	17,524
Series GMTN, 4.38%, 2/05/10		50	19,471

			7,895,193

Commercial Services & Supplies — 1.3%
ACCO Brands Corp., 10.63%, 3/15/15	USD	755	839,937
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		305	308,813
Mobile Mini, Inc., 7.88%, 12/01/20 (b)		230	235,463
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		585	646,425

2	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Commercial Services & Supplies (concluded)
West Corp. (b):
8.63%, 10/01/18	USD	980	$1,019,200
7.88%, 1/15/19		390	385,125

			3,434,963

Computers & Peripherals — 0.1%
SanDisk Corp., 1.50%, 8/15/17 (e)		380	406,125

Consumer Finance — 0.7%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		680	710,600
Ford Motor Credit Co. LLC:
3.04%, 1/13/12 (f)		215	215,000
7.80%, 6/01/12		200	212,024
6.63%, 8/15/17		840	865,805

			2,003,429

Containers & Packaging — 2.5%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	475	607,322
Ball Corp., 6.75%, 9/15/20	USD	525	559,125
Berry Plastics Corp.:
8.25%, 11/15/15		135	140,400
9.75%, 1/15/21 (b)		705	675,037
Graham Packaging Co. LP, 8.25%, 10/01/18		250	253,750
Graphic Packaging International, Inc.:
9.50%, 6/15/17		840	911,400
7.88%, 10/01/18		400	415,000
Impress Holdings BV, 3.41%, 9/15/13 (b)(f)		420	416,850
OI European Group BV, 6.88%, 3/31/17	EUR	155	205,724
Pregis Corp., 12.38%, 10/15/13	USD	1,200	1,194,000
Smurfit Kappa Acquisitions (b):
7.25%, 11/15/17	EUR	495	648,957
7.75%, 11/15/19		470	626,858

			6,654,423

Diversified Consumer Services — 1.1%
Service Corp. International, 7.00%, 6/15/17	USD	3,000	3,086,250

Diversified Financial Services —6.0%
Ally Financial Inc.:
7.50%, 12/31/13		280	294,700
2.50%, 12/01/14 (f)		394	352,643
8.30%, 2/12/15		1,990	2,094,475
6.25%, 12/01/17 (b)		980	940,800
8.00%, 3/15/20 (b)		2,290	2,358,700
7.50%, 9/15/20 (b)		1,970	1,930,600
8.00%, 11/01/31		310	316,632
8.00%, 11/01/31		600	621,000
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		450	469,125
FCE Bank Plc, 7.13%, 1/15/13	EUR	1,050	1,400,427
Leucadia National Corp., 8.13%, 9/15/15	USD	1,175	1,274,875
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,300	1,355,250

Corporate Bonds	Par (000)		Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (b):
7.75%, 10/15/16	EUR	400	$534,794
7.13%, 4/15/19	USD	580	590,150
9.00%, 4/15/19		1,450	1,475,375

			16,009,546

Diversified Telecommunication Services — 3.7%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	1,014,300
Frontier Communications Corp.:
8.25%, 4/15/17		493	542,300
8.50%, 4/15/20		350	385,000
GCI, Inc., 8.63%, 11/15/19		1,200	1,305,000
ITC Deltacom, Inc., 10.50%, 4/01/16		350	375,375
Level 3 Communications, Inc., 6.50%, 10/01/16 (e)		130	141,863
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		215	228,975
Qwest Communications International, Inc.:
7.50%, 2/15/14		2,020	2,040,200
8.00%, 10/01/15		600	637,500
Series B, 7.50%, 2/15/14		1,450	1,464,500
Qwest Corp., 7.63%, 6/15/15		525	605,062
Windstream Corp.:
8.13%, 8/01/13		460	502,550
7.88%, 11/01/17		630	661,500

			9,904,125

Electronic Equipment, Instruments & Components — 0.1%
NXP BV, 3.05%, 10/15/13 (f)		440	415,800

Energy Equipment & Services — 1.7%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		245	243,775
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15		985	1,009,625
7.75%, 5/15/17		250	262,500
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)		445	445,000
Frac Tech Services LLC, 7.13%, 11/15/18 (b)		620	615,350
Global Geophysical Services, Inc., 10.50%, 5/01/17		255	252,450
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		665	738,150
Precision Drilling Corp., 6.63%, 11/15/20 (b)		375	378,750
Thermon Industries, Inc., 9.50%, 5/01/17 (b)		555	591,075

			4,536,675

Food & Staples Retailing — 0.8%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		560	548,800
Rite Aid Corp.:
9.75%, 6/12/16		410	440,238
7.50%, 3/01/17		670	631,475

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Food & Staples Retailing (concluded)
Rite Aid Corp. (concluded):
8.00%, 8/15/20 (b)	USD	530	$545,900

			2,166,413

Food Products — 0.4%
B&G Foods, Inc., 7.63%, 1/15/18		220	227,975
Reddy Ice Corp., 11.25%, 3/15/15 (b)		440	444,400
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		130	146,900
TreeHouse Foods, Inc., 7.75%, 3/01/18		160	173,600

			992,875

Health Care Equipment & Supplies — 1.5%
DJO Finance LLC, 10.88%, 11/15/14		2,455	2,675,950
Hologic, Inc., 2.00%, 12/15/37 (e)(h)		1,375	1,275,312

			3,951,262

Health Care Providers & Services — 5.0%
American Renal Holdings, 8.38%, 5/15/18 (b)		280	289,800
DaVita, Inc., 6.38%, 11/01/18		400	396,500
Gentiva Health Services, Inc., 11.50%, 9/01/18 (b)		710	778,338
HCA, Inc.:
9.13%, 11/15/14		1,785	1,860,862
8.50%, 4/15/19		1,020	1,111,800
7.25%, 9/15/20		2,315	2,427,856
inVentiv Health Inc., 10.00%, 8/15/18 (b)		650	638,625
Omnicare, Inc.:
6.13%, 6/01/13		255	253,088
7.75%, 6/01/20		625	640,625
Tenet Healthcare Corp.:
9.00%, 5/01/15		1,799	1,929,427
10.00%, 5/01/18		644	719,670
8.88%, 7/01/19		2,279	2,427,135

			13,473,726

Health Care Technology — 1.1%
IMS Health, Inc., 12.50%, 3/01/18 (b)		2,405	2,801,825
MedAssets, Inc., 8.00%, 11/15/18 (b)		165	166,238

			2,968,063

Hotels, Restaurants & Leisure — 3.0%
Diamond Resorts Corp., 12.00%, 8/15/18 (b)		1,190	1,213,800
Dunkin Finance Corp., 9.63%, 12/01/18 (b)		520	523,250
Enterprise Inns Plc, 6.50%, 12/06/18	GBP	425	562,096
Harrah’s Operating Co., Inc.:
11.25%, 6/01/17	USD	660	719,400
10.00%, 12/15/18		1,990	1,681,550
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(i)		1,550	625,812

Corporate Bonds	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)	USD	423	$348,975
MGM Mirage, 13.00%, 11/15/13		110	129,250
MGM Resorts International:
10.38%, 5/15/14		255	283,050
11.13%, 11/15/17		820	926,600
Marina District Finance Co., Inc., 9.88%, 8/15/18 (b)		235	225,013
Travelport LLC:
4.92%, 9/01/14 (f)		160	144,800
9.88%, 9/01/14		210	207,900
9.00%, 3/01/16 (b)		120	119,100
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		305	732
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		940	399,500

			8,110,828

Household Durables — 3.4%
Beazer Homes USA, Inc.:
8.13%, 6/15/16		315	303,975
12.00%, 10/15/17		1,345	1,540,025
9.13%, 6/15/18		1,770	1,699,200
Jarden Corp., 7.50%, 1/15/20	EUR	305	406,791
K. Hovnanian Enterprises, Inc., 10.63%, 10/15/16	USD	1,725	1,744,406
Ryland Group Inc., 6.63%, 5/01/20		675	651,375
Standard Pacific Corp.:
9.25%, 4/15/12		135	145,800
6.25%, 4/01/14		365	379,600
7.00%, 8/15/15		265	272,950
10.75%, 9/15/16		1,390	1,584,600
8.38%, 5/15/18		475	489,250

			9,217,972

Household Products — 0.1%
Viking Acquisition, Inc., 9.25%, 11/01/18 (b)		250	249,375

IT Services — 1.3%
First Data Corp.:
9.88%, 9/24/15		115	97,750
10.55%, 9/24/15 (d)		1,130	954,457
8.88%, 8/15/20 (b)		1,275	1,326,000
SunGard Data Systems, Inc. (b):
7.38%, 11/15/18		480	475,200
7.63%, 11/15/20		600	600,000

			3,453,407

Independent Power Producers & Energy Traders — 2.8%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,260	1,326,150
Calpine Corp., 7.50%, 2/15/21 (b)		475	466,687
Energy Future Holdings Corp., 10.00%, 1/15/20 (b)		3,395	3,473,608
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		174	178,464

4	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Independent Power Producers & Energy Traders (concluded)
NRG Energy, Inc.:
7.25%, 2/01/14	USD	1,275	$1,300,500
7.38%, 2/01/16		670	673,350

			7,418,759

Industrial Conglomerates — 2.5%
Sequa Corp. (b):
11.75%, 12/01/15		2,340	2,497,950
13.50%, 12/01/15 (d)		3,954	4,290,102

			6,788,052

Insurance — 0.9%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,755,250
USI Holdings Corp., 4.16%, 11/15/14 (b)(f)		680	581,400

			2,336,650

Life Sciences Tools & Services — 0.2%
Patheon, Inc., 8.63%, 4/15/17 (b)		585	587,925

Machinery — 1.9%
AGY Holding Corp., 11.00%, 11/15/14		980	883,225
Navistar International Corp.:
3.00%, 10/15/14 (e)		1,820	2,245,425
8.25%, 11/01/21		840	900,900
Oshkosh Corp., 8.25%, 3/01/17		140	150,500
Titan International, Inc. (b):
5.63%, 1/15/17 (e)		240	430,800
7.88%, 10/01/17		400	416,000

			5,026,850

Marine — 0.8%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		2,230	2,032,088

Media — 10.7%
Affinion Group, Inc., 7.88%, 12/15/18 (b)		85	78,413
CCH II LLC, 13.50%, 11/30/16		543	638,350
CCO Holdings LLC (b):
7.88%, 4/30/18		470	486,450
8.13%, 4/30/20		470	493,500
CMP Susquehanna Corp., 3.44%, 5/15/14 (b)(f)		160	3,200
CSC Holdings, Inc., 8.50%, 4/15/14		390	427,537
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		610	649,650
Checkout Holding Corp., 10.99%, 11/15/15 (b)(g)		875	529,375
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		835	885,100
Series B, 9.25%, 12/15/17		4,240	4,526,200
Cox Enterprises, Inc.:
Loan Close 2, 4.00%, 8/15/18		636	635,530
Loan Close 3, 12.00%, 8/15/18		735	735,000
Shares Loan, 4.00%, 8/15/18		749	749,372
DISH DBS Corp., 7.00%, 10/01/13		90	95,850

Corporate Bonds	Par (000)		Value

Media (concluded)
Gray Television, Inc., 10.50%, 6/29/15	USD	455	$455,000
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (f)		350	283,500
9.50%, 5/15/15		420	388,500
Intelsat Corp., 9.25%, 6/15/16		1,370	1,441,925
Interactive Data Corp., 10.25%, 8/01/18 (b)		1,030	1,112,400
Liberty Global, Inc., 4.50%, 11/15/16 (e)		400	592,000
Liberty Media Corp., 3.13%, 3/30/23 (e)		1,113	1,224,300
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)		1,055	1,065,550
The McClatchy Co., 11.50%, 2/15/17		370	387,575
Nielsen Finance LLC:
11.63%, 2/01/14		180	205,200
7.75%, 10/15/18 (b)		2,145	2,182,537
ProQuest LLC, 9.00%, 10/15/18 (b)		500	515,000
ProtoStar I Ltd., 18.00%, 10/15/12 (b)		850	8,499
Rainbow National Services LLC (b):
8.75%, 9/01/12		440	441,650
10.38%, 9/01/14		1,582	1,643,302
Regal Entertainment Group, 9.13%, 8/15/18		335	353,425
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		635	635,000
UPC Germany GmbH (b):
8.13%, 12/01/17	EUR	441	592,473
8.13%, 12/01/17	USD	755	785,200
9.63%, 12/01/19	EUR	570	784,278
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	500	537,500
Unitymedia GmbH, 9.63%, 12/01/19	EUR	168	231,156
Univision Communications, Inc., 7.88%, 11/01/20 (b)	USD	460	470,350
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	388	501,123
Ziggo Finance BV, 6.13%, 11/15/17 (b)		800	1,012,474

			28,783,444

Metals & Mining — 3.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	USD	875	923,125
7.38%, 2/15/16		225	229,500
FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/15 (b)		1,580	1,599,750
Foundation PA Coal Co., 7.25%, 8/01/14		1,975	2,014,508
Goldcorp, Inc., 2.00%, 8/01/14 (e)		595	722,181
New World Resources NV:
7.38%, 5/15/15	EUR	255	326,864
7.88%, 5/01/18		400	521,866
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (e)	USD	430	597,700
Novelis, Inc., 11.50%, 2/15/15		430	528,900

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining (concluded)
Ryerson, Inc.:
7.66%, 11/01/14 (f)	USD	400	$373,000
12.00%, 11/01/15		265	271,956
Steel Dynamics, Inc., 7.38%, 11/01/12		205	218,325
United States Steel Corp., 7.38%, 4/01/20		230	229,712
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		640	678,400

			9,235,787

Multiline Retail — 1.9%
Dollar General Corp., 11.88%, 7/15/17 (d)		4,351	5,047,160

Oil, Gas & Consumable Fuels — 8.5%
Arch Coal, Inc., 7.25%, 10/01/20		855	936,225
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		500	655,000
10.75%, 2/01/18		100	121,875
Berry Petroleum Co., 8.25%, 11/01/16		510	529,125
Bill Barrett Corp., 9.88%, 7/15/16		45	49,050
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)		230	228,850
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,860	1,873,950
2.25%, 12/15/38 (e)		800	602,000
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		295	314,175
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		175	188,125
10.25%, 12/15/15		1,145	1,127,825
Consol Energy, Inc., 8.25%, 4/01/20 (b)		1,990	2,154,175
Continental Resources Inc., 7.13%, 4/01/21 (b)		370	388,500
Crosstex Energy LP, 8.88%, 2/15/18		180	187,650
Denbury Resources, Inc., 8.25%, 2/15/20		737	803,330
Energy Transfer Equity LP, 7.50%, 10/15/20		675	698,625
Harvest Operations Corp., 6.88%, 10/01/17 (b)		100	103,250
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		770	789,250
Linn Energy LLC (b):
8.63%, 4/15/20		1,100	1,166,000
7.75%, 2/01/21		590	598,850
MarkWest Energy Partners LP, 6.75%, 11/01/20		260	259,350
Massey Energy Co., 6.88%, 12/15/13		945	952,087
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		1,870	1,963,500
OPTI Canada, Inc. (b):
9.00%, 12/15/12		1,735	1,726,325
9.75%, 8/15/13		975	970,125
Patriot Coal Corp., 8.25%, 4/30/18		230	230,000
Peabody Energy Corp., 6.50%, 9/15/20		1,100	1,188,000

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
Petrohawk Energy Corp.:
10.50%, 8/01/14	USD	370	$417,175
7.88%, 6/01/15		460	473,800
Range Resources Corp., 8.00%, 5/15/19		400	436,000
Teekay Corp., 8.50%, 1/15/20		660	719,400

			22,851,592

Paper & Forest Products — 3.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		1,134	1,015,036
Boise Paper Holdings LLC:
9.00%, 11/01/17		330	363,825
8.00%, 4/01/20		165	178,613
Clearwater Paper Corp.:
10.63%, 6/15/16		390	447,525
7.13%, 11/01/18 (b)		585	595,237
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,600	1,768,000
NewPage Corp., 11.38%, 12/31/14		3,150	2,850,750
PH Glatfelter Co., 7.13%, 5/01/16		210	216,825
Verso Paper Holdings LLC, 11.50%, 7/01/14		840	911,400

			8,347,211

Pharmaceuticals — 0.8%
Angiotech Pharmaceuticals, Inc., 4.05%, 12/01/13 (f)		890	727,575
Novasep Holding SAS, 9.63%, 12/15/16 (b)	EUR	630	539,727
Valeant Pharmaceuticals International (b):
6.75%, 10/01/17	USD	380	375,250
7.00%, 10/01/20		480	468,000

			2,110,552

Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20 (b)		920	929,200

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)		540	538,650
The Rouse Co. LP, 6.75%, 11/09/15		520	533,000

			1,071,650

Real Estate Management & Development — 0.7%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20 (b)		335	335,000
Forest City Enterprises, Inc., 7.63%, 6/01/15		1,425	1,328,813
IVG Immobilien AG, 8.00%, 5/29/49 (f)	EUR	100	96,704

			1,760,517

Road & Rail — 1.5%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	USD	510	534,225
8.25%, 1/15/19 (b)		570	557,175
The Hertz Corp., 7.50%, 10/15/18 (b)		1,040	1,050,400

6	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Road & Rail (concluded)
Hertz Holdings Netherlands BV, 8.50%, 7/31/15 (b)	EUR	710	$976,908
Syncreon Global Ireland Ltd., 9.50%, 5/01/18 (b)	USD	820	838,450

			3,957,158

Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc., 7.75%, 8/01/20 (b)		285	292,125
Linear Technology Corp., Series A, 3.00%, 5/01/27 (e)		435	450,225
Spansion LLC, 7.88%, 11/15/17 (b)		280	285,250

			1,027,600

Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 8.38%, 11/15/20 (b)		330	333,300
Group 1 Automotive, Inc., 2.25%, 6/15/36 (e)(h)		1,055	964,006
Hillman Group, Inc., 10.88%, 6/01/18 (b)		530	583,000
Ltd. Brands, Inc., 8.50%, 6/15/19		785	904,712
Michaels Stores, Inc., 7.75%, 11/01/18 (b)		285	277,163
Petco Animal Supplies, Inc., 9.25%, 12/01/18 (b)		515	518,863
Rent-A-Center Inc., 6.63%, 11/15/20 (b)		240	236,400
Sonic Automotive, Inc., 9.00%, 3/15/18		370	382,025
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)		420	438,375
United Auto Group, Inc., 7.75%, 12/15/16		1,025	1,007,062

			5,644,906

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 3.00%, 11/15/17 (e)		500	456,250

Tobacco — 0.1%
Vector Group Ltd., 11.00%, 8/15/15		325	332,313

Wireless Telecommunication Services — 4.2%
Cricket Communications, Inc.:
10.00%, 7/15/15		1,260	1,329,300
7.75%, 5/15/16		220	224,950
Digicel Group Ltd. (b):
8.88%, 1/15/15		700	707,000
9.13%, 1/15/15 (d)		1,783	1,800,830
8.25%, 9/01/17		870	913,500
10.50%, 4/15/18		500	550,000
FiberTower Corp., 9.00%, 1/01/16 (d)		293	252,804
iPCS, Inc., 2.41%, 5/01/13 (f)		815	778,325
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)		655	653,363
MetroPCS Wireless, Inc.:
7.88%, 9/01/18		520	538,850
6.63%, 11/15/20		760	723,900

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services (concluded)
NII Holdings, Inc., 3.13%, 6/15/12 (e)	USD	370	$359,363
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,170	1,168,537
Series F, 5.95%, 3/15/14		110	106,150
Sprint Capital Corp., 6.88%, 11/15/28		1,400	1,190,000

			11,296,872

Total Corporate Bonds – 97.1%			260,672,951

Floating Rate Loan Interests (f)

Building Products — 1.4%
CPG International I, Inc., Term Loan, 7.25%, 2/28/11		3,225	3,225,377
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/13/17		625	639,219

			3,864,596

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 5.31%, 12/15/14		376	278,804

Chemicals — 0.1%
PQ Corp. (FKA Niagara Acquisition, Inc.), Term Loan (First Lien), 3.51% - 3.73%, 7/30/14		375	356,397

Commercial Services & Supplies — 1.3%
AWAS Finance Luxembourg Sarl, Term Loan B, 7.75%, 6/10/16		1,000	1,018,333
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		550	558,348
International Lease Finance Corp., Term Loan 1, 6.75%, 3/17/15		750	759,643
Volume Services America, Inc. (Centerplate), Term Loan B, 10.75%, 8/24/16		1,000	997,500

			3,333,824

Construction & Engineering — 0.8%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/14/17		2,000	2,000,000

Consumer Finance — 1.6%
AGFS Funding Co., Term Loan, 7.25%, 4/21/15		4,250	4,281,212

Electric Utilities — 0.5%
New Development Holdings LLC, Term Loan, 7.00%, 7/03/17		1,347	1,368,009

Food Products — 0.3%
Advance Pierre Foods, Term Loan (Second Lien), 11.25%, 9/29/17		900	906,750

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (f)	Par (000)		Value

Health Care Providers & Services — 0.7%
Harden Healthcare, Inc.:
Add-on Term Loan, 7.00%, 3/02/15	USD	512	$501,637
Tranche A Term Loan, 8.50%, 2/22/15		481	471,180
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 6.50%, 7/31/16		898	902,239

			1,875,056

Hotels, Restaurants & Leisure — 1.2%
Travelport LLC (FKA Travelport, Inc.), Loan, 8.28%, 3/27/12		3,405	3,158,202

Household Durables — 0.4%
Visant Corp. (FKA Jostens), Term Loan B, 7.00%, 12/20/16		1,000	1,008,125

IT Services — 0.4%
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.00%, 9/24/14		283	254,869
Initial Tranche B-2 Term Loan, 3.00%, 9/24/14		407	366,397
Initial Tranche B-3 Term Loan, 3.00%, 9/24/14		593	534,681

			1,155,947

Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.75% - 3.79%, 10/10/14		214	165,572
Initial Tranche B-2 Term Loan, 3.75% - 3.79%, 10/10/14		254	196,343
Initial Tranche B-3 Term Loan, 3.75% - 3.79%, 10/10/14		2,800	2,154,645

			2,516,560

Media — 1.5%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,711	1,714,902
HMH Publishing Co., Ltd., Tranche A Term Loan, 5.75%, 6/12/14		970	896,489
Newsday, LLC, Fixed Rate Term Loan, 8/01/13		1,325	1,404,500

			4,015,891

Multiline Retail — 0.1%
The Neiman Marcus Group, Inc., Term Loan B, 4.29%, 4/06/16		243	237,896

Oil, Gas & Consumable Fuels — 1.5%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/30/15		2,440	2,488,800
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,322	1,625,148

			4,113,948

Floating Rate Loan Interests (f)	Par (000)			Value

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 6.54% - 7.29%, 2/01/13 (d)	USD	1,363		$1,090,076

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan (Second Lien), 1.75% 6/28/11		225		215,312

Real Estate Management & Development — 0.8%
Realogy Corp.:
Initial Term Loan B, 3.29%, 10/10/13		1,057		970,395
Synthetic Letter of Credit, 0.11%, 10/10/13		154		141,821
Term Loan (Second Lien), 13.50%, 10/15/17		1,000		1,083,750

				2,195,966

Specialty Retail — 0.2%
Claire’s Stores, Inc., Term Loan B, 3.01%, 5/29/14		137		119,738
Michaels Stores, Inc., Term Loan B-1, 2.56%, 10/31/13		355		341,722

				461,460

Wireless Telecommunication Services — 0.7%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 7/30/15		1,750		1,776,250

Total Floating Rate Loan Interests – 15.0%				40,210,281

Investment Companies	Shares

iPATH S&P 500 VIX Mid-Term Futures ETN (a)		6,870		512,227

Total Investment Companies – 0.2%				512,227

Other Interests (j)	Beneficial Interest (000)

Auto Components — 2.5%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	USD	—	(k)	6,613,747
Lear Corp. Escrow		460		12,650

				6,626,397

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		575		58

Media — 0.0%
Adelphia Escrow		750		75
Adelphia Recovery Trust		941		3,762

				3,837

Total Other Interests – 2.5%				6,630,292

8	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE) (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)		Value

Capital Trusts

Commercial Banks — 0.1%
Royal Bank of Scotland Group Plc, Series MTN, 7.64% (a)(i)(l)	USD	300	$198,000

Total Capital Trusts – 0.1%			198,000

Preferred Stocks	Shares

Auto Components — 0.3%
Dana Holding Corp., 4.00% (b)(e)		6,800	878,900

Automobiles — 1.0%
General Motors Co., 4.75% (a)		54,200	2,747,940

Diversified Financial Services — 0.8%
Citigroup, Inc., 7.50% (e)		16,300	2,037,500

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (e)		10,132	228,477

Insurance — 0.0%
Assured Guaranty Ltd., 8.50%		1,232	88,459

Media — 0.2%
CMP Susquehanna Radio Holdings Corp. (a)(b)		37,314	—
TRA Global, Inc. (a)		286,652	463,144

			463,144

Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)(e)		8,994	117,911

Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O (a)		30,000	17,250
Freddie Mac, Series Z (a)		75,961	41,019

			58,269

Total Preferred Stocks – 2.4%			6,620,600

Total Preferred Securities – 2.5%			6,818,600

Warrants (m)

Containers & Packaging — 0.0%
MDP Acquisitions Plc (Expires 10/01/13)		700	32,297

Health Care Providers & Services — 0.0%
HealthSouth Corp. (Expires 1/16/14)		32,042	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (Expires 4/29/14)		485	5

Warrants (m)	Shares	Value

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	42,640	$1
New Vision Holdings LLC (Expires 9/30/14)	22,447	224

		225

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)	1	—

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	334	3
HMH Holdings/EduMedia (Expires 3/09/17)	11,225	—

		3

Total Warrants – 0.0%		32,530

Total Long-Term Investments (Cost – $319,820,570) – 120.5%		323,435,260

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.18% (n)(o)	323,237	323,237

Total Short-Term Securities (Cost – $323,237) – 0.1%		323,237

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Bank USA	19	—

Total Options Purchased (Cost – $18,578) – 0.0%		—

Total Investments (Cost – $320,162,385*) – 120.6%		323,758,497
Liabilities in Excess of Other Assets – (20.6)%		(55,445,449)

Net Assets – 100.0%		$268,313,048

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$321,335,730

Gross unrealized appreciation	$19,536,387
Gross unrealized depreciation	(17,113,620)

Net unrealized appreciation	$2,422,767

(a)	Non-income producing security.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co., Inc.	$505,000	$5,000

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)	Amount is less than $1,000.

(l)	Security is perpetual in nature and has no stated maturity date.

(m)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2010	Net Activity	Shares Held at November 30, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,276,755	(2,953,518)	323,237	$2,935

(o)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counter- party	Settlement Date	Unrealized Appreciation

USD	445,436	CAD	449,000	Citibank NA	1/19/11	$8,500
USD	432,849	GBP	272,500	Citibank NA	1/19/11	9,133
USD	16,229,457	EUR	11,853,500	Deutsche Bank AG	1/28/11	846,422

Total						$864,055

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Financial futures contracts sold as of November 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

153	S&P 500 Index	Chicago Mercantile	December 2010	$9,047,402	$23,462

•	Credit default swaps on single-name issuers - buy protection outstanding as of November 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	$510	$6,951
K. Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	$1,000	117,362
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	$500	(108,239)
Harrah’s Operating Company, Inc.	5.00%	Deutsche Bank AG	December 2015	$1,300	(39,994)
Republic of Hungary	1.00%	Deutsche Bank AG	December 2015	$300	6,244
iStar Financial, Inc.	5.00%	Deutsche Bank AG	December 2016	$225	(24,835)

Total					$(42,511)

•	Credit default swaps on single-name issuers – sold protection outstanding as of November 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

iStar Financial, Inc.	5.00%	Deutsche Bank AG	September 2011	CCC-	$225	$20,148
Texas Competitive Electric Holdings Co. LLC	5.00%	Goldman Sachs International	September 2012	CCC	$500	(46,164)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$65	(7,107)
MBIA Insurance Corp.	5.00%	Deutsche Bank AG	December 2012	BB+	$170	(24,229)
Advanced Micro Devices, Inc.	5.00%	JPMorgan Chase Bank NA	March 2015	B+	$600	25,091
Realogy Corp.	5.00%	Credit Suisse International	March 2015	C	$100	2,603
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$150	(8,358)
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$100	1,757
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	March 2015	C	$225	702
Levi Strauss & Co.	5.00%	Goldman Sachs International	June 2015	B+	$235	9,341
Levi Strauss & Co.	5.00%	Goldman Sachs International	September 2015	B+	$560	19,998
Realogy Corp.	5.00%	JPMorgan Chase Bank NA	September 2015	C	$125	1,336
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	December 2015	A+	$65	2,240
M.D.C. Holdings, Inc.	1.00%	Deutsche Bank AG	December 2015	BBB-	$350	(2,830)
M.D.C. Holdings, Inc.	1.00%	JPMorgan Chase Bank NA	December 2015	BBB-	$350	705

Total						$(4,767)

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments:
Common Stocks	$7,490,166	$344,944	$723,269	$8,558,379
Corporate Bonds	—	256,108,870	4,564,081	260,672,951
Floating Rate Loan Interests	—	20,333,508	19,876,773	40,210,281
Investment
Companies	512,227	—	—	512,227
Other Interests	—	6,613,747	16,545	6,630,292
Capital Trusts	—	198,000	—	198,000
Preferred Stocks	5,278,556	878,900	463,144	6,620,600
Warrants	—	32,297	233	32,530
Short-Term Securities	323,237	—	—	323,237
Liabilities:
Unfunded Loan Commitments	—	—	(17,310)	(17,310)

Total	$13,604,186	$284,510,266	$25,626,735	$323,741,187

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$214,478	—	$214,478
Equity contracts	$23,462	—	—	23,462
Foreign currency exchange contracts	—	864,055	—	864,055
Liabilities:
Credit contracts	—	(261,756)	—	(261,756)

Total	$23,462	$816,777	—	$840,239

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

12	BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:

Balance as of February 28, 2010	$79,746	$4,246,019	$21,135,986	$4,699,133	$1	$230	$(115,579)	$30,045,536

Accrued discounts/ premiums	—	20,128	81,691	—	—	—	—	101,819
Net realized gain (loss)	—	9,735	455,140	349,894	—	25,669	—	840,438
Net change in unrealized appreciation/ depreciation[2]	8,275	(971,624)	441,711	1,934,815	—	—	98,269	1,511,446
Purchases	—	53,463	304,863	319,000	—	—	—	677,326
Sales	—	—	(10,025,558)	(685,200)	—	(25,669)	—	(10,736,427)
Transfers in3	723,193	1,496,158	10,641,142	12,650	463,143	3	—	13,336,289
Transfers out[3]	(87,945)	(289,798)	(3,158,202)	(6,613,747)	—	—	—	(10,149,692)

Balance, as of November 30, 2010	$723,269	$4,564,081	$19,876,773	$16,545	$463,144	$233	$(17,310)	$25,626,735

[2]	The change in unrealized appreciation/depreciation on securities still held at November 30, 2010 was $(628,342).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK CORPORATE HIGH YIELD FUND III, INC.	NOVEMBER 30, 2010	13

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 26, 2011